Taxation - Summary of Taxation Charge Based on Profits (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax expense (income)
Charge/(credit) in respect of prior periods	£ (49)	£ (92)	£ 43
Current taxation	1,395	1,552	1,621
Deferred taxation	(283)	(1,026)	(865)
Tax charge/tax rate	1,112	526	756
UK current year charge
Current tax expense (income)
Current tax expense (income)	181	186	207
Rest of World current year charge
Current tax expense (income)
Current tax expense (income)	£ 1,263	£ 1,458	£ 1,371